Label	Element	Value
Franklin New Jersey Municipal Income ETF | Transportation[Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	20.40%
Franklin New Jersey Municipal Income ETF | Education[Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	18.90%
Franklin New Jersey Municipal Income ETF | Lease[Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	13.90%
Franklin New Jersey Municipal Income ETF | Local[Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	12.80%
Franklin New Jersey Municipal Income ETF | Health Care[Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	7.40%
Franklin New Jersey Municipal Income ETF | Special Tax[Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	6.30%
Franklin New Jersey Municipal Income ETF | Housing[Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	5.80%
Franklin New Jersey Municipal Income ETF | Industrial Dev. Revenue and Pollution Control[Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	4.50%
Franklin New Jersey Municipal Income ETF | Utilities[Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	4.40%
Franklin New Jersey Municipal Income ETF | State General Obligation[Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	3.20%
Franklin New Jersey Municipal Income ETF | Other Revenue Bonds[Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.90%
Franklin New Jersey Municipal Income ETF | Refunded[Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.80%
Franklin New Jersey Municipal Income ETF | Other[Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.60%